FAIR VALUES - Schedule of Financial Instruments Measured at Fair Value (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 34,813,628,193	$ 35,304,482,204
Total Liabilities	28,063,242,820	28,721,128,962
Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	2,055,839,425
Others
Disclosure of fair value measurement of assets [line items]
Total Assets	2,053,116,168
Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	16,450,644,932
Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	1,073,816,651
Level 1
Disclosure of fair value measurement of assets [line items]
Total Assets	3,356,204,140	3,414,462,015
Total Liabilities	61,842,719	9,777,215
Assets (liabilities)	3,294,361,421	3,404,684,800
Level 1 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	61,842,719	9,777,215
Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 1 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	7,373,724	2,816,801
Level 1 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	944,976,822	1,450,991,646
Level 1 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	99,797,558	62,051,013
Level 1 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 1 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	2,006,110,656	1,512,345,135
Level 1 | Others
Disclosure of fair value measurement of assets [line items]
Total Assets	250,970,927	341,279,478
Level 1 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 1 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	12,912,024	34,531,438
Level 1 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	34,062,429	10,446,504
Level 2
Disclosure of fair value measurement of assets [line items]
Total Assets	1,146,951,893	1,224,612,665
Total Liabilities	19,304,382	8,329,699
Assets (liabilities)	1,127,647,511	1,216,282,966
Level 2 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	19,304,382	8,329,699
Level 2 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 2 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	234,830,834	12,416,632
Level 2 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	26,619,817	73,030,873
Level 2 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	12,114,688	4,517,903
Level 2 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	839,905,003	982,634,164
Level 2 | Others
Disclosure of fair value measurement of assets [line items]
Total Assets	43,211	47,144
Level 2 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	33,438,340	26,974,180
Level 2 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	0	124,991,769
Level 2 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3
Disclosure of fair value measurement of assets [line items]
Total Assets	76,167,348	95,097,094	$ 95,097,094	$ 16,965,707
Total Liabilities	0	0
Assets (liabilities)	76,167,348	95,097,094
Level 3 | Liabilities at Fair Value through Profit or Loss
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Liabilities	0	0
Level 3 | Argentine Central Bank's Bills
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Government Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	9,980,195	31,851,611	31,851,611	0
Level 3 | Corporate Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	7,767,891	4,768,406	4,768,406	586,750
Level 3 | Derivative Financial Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Other Debt Securities
Disclosure of fair value measurement of assets [line items]
Total Assets	0	2,553,142	2,553,142	0
Level 3 | Others
Disclosure of fair value measurement of assets [line items]
Total Assets	19,724,965	20,677,139	20,677,139	0
Level 3 | Loans and Other Financing
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Financial Assets Pledged as Collateral
Disclosure of fair value measurement of assets [line items]
Total Assets	0	0
Level 3 | Investments in Equity Instruments
Disclosure of fair value measurement of assets [line items]
Total Assets	$ 38,694,297	$ 35,246,796	$ 35,246,796	$ 16,378,957